1933 Act File No. 33-11410
                                                      1940 Act File No. 811-4533

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.                           .._____

    Post-Effective Amendment No.   21                      .__X__

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __X__

    Amendment No.  20                                      .__X__

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b).
 X  on November 30, 1998, pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on _________________, pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________, pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro  Morin & Oshinsky, LLP
              2101 L Street, N.W.
              Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., which is comprised of four classes of shares, (1) Class A Shares; (2) Class B Shares; (3) Class C Shares; and (4) Class F Shares, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information..................(1-4) Financial Highlights; (1-4)
                                          Performance Information.
Item 4.     General Description of
             Registrant...................(1-4) General Information; (1-4) Year
                                          2000 Statement; (1-4) Investment
                                          Information; (1-4) Investment
                                          Objective; (1-4) Investment Policies;
                                          (1-4) Investment Risks; (1-4) High
                                          Yield Securities; (1-4) Reducing Risks
                                          of Lower Rated Securities;(1-4)
                                          Investment Limitations.
Item 5. Management of the Fund (1-4) Fund Information; (1-4) Management of the Fund; (1-3) Distribution of Shares;
                                          (4) Distribution of Class F Shares;
                                          (1-4) Distribution Plan and
                                          Shareholder Services; (1-4)
                                          Supplemental Payments to Financial
                                          Institutions; (1-4) Administration of
                                          the Fund; (1-4) Administrative
                                          Services.
Item 6.     Capital Stock and Other
             Securities...................(1-4) General Information; (1-4)
                                          Calling the Fund; (1-4) Account and
                                          Share Information; (1-4)
                                          Dividends and Distributions;  (1-4)
                                          Shareholder Information; (1-4) Tax
                                          Information; (1-4) Federal
                                          Income Tax; (1-4) State and Local
                                          Taxes.
Item 7.     Purchase of Securities Being
             Offered......................(1-4) Net Asset Value; (1-4) Investing
                                          in the Fund; (1-4) Purchasing Shares;
                                          (1-4) Purchasing Shares Through a
                                          Financial Intermediary; (1-4)
                                          Purchasing Shares by Wire; (1-4)
                                          Purchasing Shares by Check; (1-4)
                                          Systematic Investment Program; (4)
                                          Eliminating the Sales Charge; (1)
                                          Class A Shares; (2) Class B Shares;
                                          (3) Class C Shares; (1-4) Account and
                                          Share Information; (1-4) Confirmations
                                          and Account Statements.

Item 8. Redemption or Repurchase (1-4) Redeeming and Exchanging Shares; (1-4) Redeeming or Exchanging Shares Through a Financial Intermediary; (1-4) Redeeming or Exchanging Shares by Telephone; (1-4) Redeeming or
                                          Exchanging Shares by Mail; (1-4)
                                          Requirements for Redemption; (1-4)
                                          Requirements for Exchange; (1-4)
                                          Systematic Withdrawal Program; (1-3)
                                          Systematic Withdrawal Program ("SWP")
                                          on Class B Shares; (1-4) Contingent
                                          Deferred Sales Charge; (1-4) Account
                                          and Share Information;(1-4) Accounts
                                          With Low Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
             History......................(1-4) General Information About the
                                          Fund; (1-4) About Federated
                                          Investors, Inc.
Item 13.    Investment Objectives and
             Policies.....................(1-4) Investment Objective and
                                          Policies; (1-4) Investment
                                          Limitations.
Item 14.    Management of the Fund        (1-4) Federated Municipal
                                          Opportunities Fund, Inc. Management;
                                          (1-4) Directors' Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities        (1-4) Fund Ownership.
Item 16.    Investment Advisory and
             Other Services...............(1-4) Investment Advisory Services;
                                          (1-4) Other Services.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities
             Being Offered................(1-4) Purchasing Shares; (1-4)
                                          Determining Net Asset Value; (1-4)
                                          Redeeming Shares.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters..................(1-4) Distribution Plan and
                                          Shareholder Services.
Item 22.    Calculation of Performance
             Data.........................(1-4) Total Return; (1-4) Yield; (1-4)
                                          Tax-Equivalent (1-4) Yield; (1-4)
                                          Performance Comparisons.
Item 23.    Financial Statements..........(1-4) Financial Statements (Financial
                                          Statements are incorporated by
                                          reference to the Annual Report of the
                                          Registrant, dated August 31, 1998)
                                          (File Nos. 33-11410 and 811-4533).

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 20, filed October 1, 1998, in their entirety.




PART C.    OTHER INFORMATION.


Item 24.    Financial Statements and Exhibits:


     (a) Financial Statements: Incorporated by reference to the Annual Report of the Registrant, dated August 31, 1998 (File Nos. 33-11410 and 811-4533);

            (b)   Exhibits:
                   (1) (i) Conformed copy of Articles of Incorporation of the Registrant (1); (ii) Conformed copy of Amendment to Articles of Incorporation (6);
                        (iii) Conformed copy of Amended and Restated Articles of Incorporation of Federated Municipal Opportunities Fund,
                               Inc. (10);
                         (iv) Conformed copy of Federated Municipal
                   Opportunities Fund, Inc. Certificate of Correction (10); (2)
                   (i) Copy of Amended and Restated By-Laws of the Registrant
                   (10);
                         (ii) Copy of Amendment #6 to the By-Laws of the
                        Registrant (13); (iii) Copy of Amendment #7 to the By-Laws of the Registrant (13);
                         (iv) Copy of Amendment #8 to the By-Laws of the
                   Registrant (13); (3) Not applicable; (4) (i) Copy of Specimen Certificate for Class A Shares
                              (10);
                         (ii) Copy of Specimen Certificate for Class B Shares
                              (10);
                        (iii) Copy of Specimen Certificate for Class C Shares
                              (10);
                         (iv) Copy of Specimen Certificate for Class F Shares
                              (10);
                   (5) Conformed copy of the Investment Advisory Contract of the Registrant (4); (6) (i) Conformed copy of Distributor's Contract of the Registrant (10);
                         (ii) Conformed copy of Exhibits A and C to the
                              Distributor's Contract (10);

------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed August 25, 1989. (File Nos. 33-11410 and
      811-4533)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed October 24, 1990. (File Nos. 33-11410 and 811-4533)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed October 25, 1996. (File Nos. 33-11410 and 811-4533)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed October 1, 1998. (File Nos. 33-11410 and 811-4533)

                        (iii) Conformed copy of Exhibit D to the Distributor's Contract (13);
                         (iv) Conformed copy of Distributor's Contract for Class
                          B Shares of the Registrant, and Schedule A thereto
                          (13); (v) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from
                              Item 24(b)(6) of the Cash Trust Series II
                              Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
                              (File Nos. 33-38550 and 811-6269);
                   (7)  Not applicable;
                   (8) (i) Conformed copy of Custodian Agreement of the Registrant (8); (ii) Conformed copy of Custodian Fee Schedule(12);
                   (9)    (i) Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services,
                              Transfer Agency Services, and Custody Services Procurement (13);
                         (ii) Conformed copy of Amended and Restated Shareholder
                        Services Agreement (12); (iii) Conformed copy of Principal Shareholder Servicer's Agreement (13);
                         (iv) Conformed copy of Exhibit 1 to the Principal
                              Shareholder Servicer's Agreement and Schedule A thereto (13);
                          (v) Conformed copy of Shareholder Services Agreement
for Class B Shares (13);
                         (vi) Conformed copy of Exhibit 1 to the Shareholder
                              Services Agreement for Class B Shares, and
                              Schedule A thereto (13);
                        (vii) The responses described in Item 24(b)(6)(iii)are
                              hereby incorporated by reference;
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (8);
                  (11)  Conformed copy of Consent of Independent Auditors (12);
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding (8);
                  (14)  Not applicable;
                  (15) (i) Conformed copy of Distribution Plan as amended (10);

------------------------
+     All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed October 25, 1995. (File Nos. 33-11410 and 811-4533)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed October 25, 1996. (File Nos. 33-11410 and 811-4533)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed October 31, 1997. (File Nos. 33-11410 and 811-4533)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed October 1, 1998. (File Nos. 33-11410 and 811-4533)

               (ii)Conformed copy of Exhibit 1 (Amendment to the Distribution
                   Plan) and Schedule A
                           thereto (13);
                  (iii)The responses described in Item
                           24(b)(6)(iii)are hereby incorporated by
                           reference;
              (16)  Copy of Schedule for Computation of Yield Calculation (8);
              (17)  Copy of Financial Data Schedules (+);
              (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.(File Nos. 33-52149 and 811-07141); and
              (19) Conformed copy of Power of Attorney (11).


Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:


                                                Number of Record Holders
            Title of Class                       as of August 7, 1998
            --------------                      ---------------------

            Shares of Capital Stock
            ($0.001 per Share par value)

            Class A Shares                                  3,053
            Class B Shares                                  1,218
            Class C Shares                                  388
            Class F Shares                                  9,302

Item 27.    Indemnification: (1)




------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed September 10, 1997. (File Nos. 33-11410 and 811-4533)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed October 1, 1998. (File Nos. 33-11410 and 811-4533)

Item 28.    Business and Other Connections of Investment Adviser:


(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information -- Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Municipal Opportunities Fund, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.



         The remaining Officers of the investment adviser are:



         Executive Vice Presidents:          William D. Dawson, III

                                             Henry A. Frantzen

                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino

                                             Drew J. Collins

                                             Jonathan C. Conley

                                             Deborah A. Cunningham

                                             Mark E. Durbiano

                                             Sandra L. McInerney

                                             J. Alan Minteer

                                             Susan M. Nason

                                             Mary Jo Ochson

                                             Robert J. Ostrowski



         Vice Presidents:                    Todd A. Abraham

                                             J. Scott Albrecht

                                             Arthur J. Barry

                                             Randall S. Bauer

                                             David A. Briggs

                                             Micheal W. Casey

                                             Kenneth J. Cody

                                             Alexandre de Bethmann

                                             Michael P. Donnelly

                                             Linda A. Duessel

                                             Donald T. Ellenberger

                                             Kathleen M. Foody-Malus

                                             Thomas M. Franks

                                             Edward C. Gonzales

                                             James E. Grefenstette

                                             Susan R. Hill

                                             Stephen A. Keen

                                             Robert K. Kinsey

                                             Robert M. Kowit

                                             Jeff A. Kozemchak

                                             Richard J. Lazarchic

                                             Steven Lehman

                                             Marian R. Marinack

                                             Charles A. Ritter

                                             Keith J. Sabol

                                             Scott B. Schermerhorn

                                             Frank Semack

                                             Aash M. Shah

                                             Christopher Smith

                                             Tracy P. Stouffer

                                             Edward J. Tiedge

                                             Paige M. Wilhelm

                                             Jolanta M. Wysocka



         Assistant Vice Presidents:          Nancy J. Belz

                                             Robert E. Cauley

                                             Lee R. Cunningham, II

                                             B. Anthony Delserone, Jr.

                                             Paul S. Drotch

                                             Salvatore A. Esposito

                                             Donna M. Fabiano

                                             John T. Gentry

                                             William R. Jamison

                                             Constantine Kartsonsas

                                             John C. Kerber

                                             Grant K. McKay

                                             Natalie F. Metz

                                             Joseph M. Natoli

                                             John Sheehy

                                             Michael W. Sirianni

                                             Leonardo A. Vila

                                             Lori A. Wolff



         Secretary:                          Stephen A. Keen



         Treasurer:                          Thomas R. Donahue



         Assistant Secretaries:              Thomas R. Donahue

                                             Richard B. Fisher

                                             Christine I. McGonigle



         Assistant Treasurer:                Richard B. Fisher



         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.    Principal Underwriters:


(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:



Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; Riggs Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.



Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


 (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        President and
Federated Investors Tower     Executive Officer, Chief            Director
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.


Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,               President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)         Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant....................   Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

            Federated Shareholder
              Services Company............   Federated Investors Tower
            ("Transfer Agent and Dividend    Pittsburgh, PA  15222-3779
            Disbursing Agent")

            Federated Services............   Federated Investors Tower
              Company                        Pittsburgh, PA  15222-3779
            ("Administrator")

            Federated Advisers............   Federated Investors Tower
            ("Adviser")                      Pittsburgh, PA  15222-3779

            State Street Bank and Trust...   P.O. Box 8600
              Company                        Boston, MA  02266-8600
            ("Custodian")

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 17th day of November, 1998.

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

                        BY: /s/ Matthew S. Hardin
                        Matthew S. Hardin, Assistant Secretary
                        Attorney in Fact for John F. Donahue
                        November 17, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



    NAME                               TITLE                   DATE

By: /s/ Matthew S. Hardin         Attorney In Fact     November 17, 1998
    Matthew S. Hardin             For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                               TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President and Director

John W. McGonigle*                Executive Vice President, Treasurer
                                  and Secretary

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney